Unsecured senior notes (Tables)	12 Months Ended
Dec. 31, 2021
Unsecured senior notes
Schedule of unsecured senior notes

	As of December 31,		Effective interest rate
	2020	2021

	(RMB in millions)
US$500 million 3.125% notes due 2021	3,260	—	3.37%
US$500 million 3.875% notes due 2026	3,220	3,154	4.15%
US$700 million 3.375% notes due 2030	4,502	4,402	3.47%
US$300 million 4.125% notes due 2050	1,872	1,830	4.25%

Carrying value	12,854	9,386
Unamortized discount and debt issuance costs	118	101

Total principal amounts of unsecured senior notes	12,972	9,487

Summary of Principal Amounts due of Unsecured Senior Notes

Principal amounts
(RMB in millions)
Within 1 year	—
Between 1 to 2 years	—
Between 2 to 3 years	—
Between 3 to 4 years	—
Between 4 to 5 years	3,188
Beyond 5 years	6,299

Total	9,487